UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI

Nuveen Preferred and Income Term Fund
Portfolio of Investments	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG–TERM INVESTMENTS – 138.2% (99.2% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 42.7% (30.7% of Total Investments)

	Banks – 14.8%

143,400	AgriBank FCB, (4)	6.875%	BBB+	$15,003,225
355,166	Citigroup Inc.	7.125%	BB+	9,791,927
44,969	Citigroup Inc.	6.875%	BB+	1,238,446
80,500	City National Corporation	6.750%	Baa2	2,338,525
163,800	Cobank Agricultural Credit Bank, 144A, (4)	6.250%	BBB+	16,943,063
37,800	Cobank Agricultural Credit Bank, (4)	6.200%	BBB+	3,880,408
15,100	Countrywide Capital Trust III	7.000%	BBB–	387,768
121,300	Fifth Third Bancorp.	6.625%	Baa3	3,384,270
38,600	PNC Financial Services	6.125%	Baa2	1,075,010
124,753	Private Bancorp Incorporated	7.125%	N/R	3,388,291
87,100	Regions Financial Corporation	6.375%	BB	2,264,600
331,800	Regions Financial Corporation	6.375%	BB	8,786,064
117,300	Texas Capital Bancshares Inc.	6.500%	Ba2	2,999,361
38,800	U.S. Bancorp.	6.500%	A3	1,124,424
182,100	Wells Fargo & Company	6.625%	BBB	5,124,294
210,100	Zions Bancorporation	6.300%	BB–	5,489,913
	Total Banks			83,219,589

	Capital Markets – 4.1%

94,900	Goldman Sachs Group, Inc.	5.500%	Ba1	2,362,061
511,800	Morgan Stanley, (3)	7.125%	Ba1	14,253,630
235,300	Morgan Stanley	6.875%	Ba1	6,364,865
	Total Capital Markets			22,980,556

	Consumer Finance – 1.0%

51,300	Capital One Financial Corporation	6.700%	Baa3	1,395,873
149,800	Discover Financial Services	6.500%	BB–	3,998,162
	Total Consumer Finance			5,394,035

	Diversified Financial Services – 0.4%

76,800	KKR Financial Holdings LLC	7.375%	BBB	2,032,896

	Diversified Telecommunication Services – 0.3%

62,000	Verizon Communications Inc.	5.900%	A–	1,649,200

	Electric Utilities – 0.4%

81,000	Entergy Arkansas Inc., (4)	6.450%	BB+	2,035,125

	Food Products – 3.2%

267,600	CHS Inc.	7.875%	N/R	7,685,472
161,100	CHS Inc.	7.100%	N/R	4,459,248
141,800	CHS Inc.	6.750%	N/R	3,822,928
20,500	Dairy Farmers of America Inc., 144A, (4)	7.785%	Baa3	2,083,954
	Total Food Products			18,051,602

	Insurance – 10.7%

15,000	Aegon N.V	8.000%	Baa1	415,200
168,500	Arch Capital Group Limited	6.750%	BBB+	4,525,910
59,200	Aspen Insurance Holdings Limited	7.250%	BBB–	1,578,272
432,500	Aspen Insurance Holdings Limited	5.950%	BBB–	11,024,425
177,623	Axis Capital Holdings Limited	6.875%	BBB	4,802,926
61,100	Delphi Financial Group, Inc., (4)	7.376%	BB+	1,504,588
174,000	Endurance Specialty Holdings Limited	7.500%	BBB–	4,532,700
147,600	Hartford Financial Services Group Inc.	7.875%	BBB–	4,546,080

Nuveen Investments	1

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance (continued)

306,800	Kemper Corporation	7.375%		Ba1	$8,479,952
323,546	Maiden Holdings Limited	8.250%		BB	8,586,911
163,333	Maiden Holdings Limited	7.750%		BBB–	4,429,591
205,000	Reinsurance Group of America Inc.	6.200%		BBB	5,940,900
	Total Insurance				60,367,455

	Oil, Gas & Consumable Fuels – 1.0%

219,800	Nustar Logistics Limited Partnership	7.625%		Ba2	5,631,276

	Real Estate Investment Trust – 0.5%

114,600	Wells Fargo REIT	6.375%		BBB+	3,023,148

	Thrifts & Mortgage Finance – 1.5%

172,400	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,628,940
146,600	Federal Agricultural Mortgage Corporation	6.000%		N/R	3,774,950
	Total Thrifts & Mortgage Finance				8,403,890

	U.S. Agency – 4.8%

255,100	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	26,825,372
	Total $25 Par (or similar) Retail Preferred (cost $227,919,067)				239,614,144

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 8.1% (5.8% of Total Investments)

	Banks – 4.5%

$8,975	Bank of America Corporation	6.250%	3/05/65	BB+	$9,101,099
4,250	Credit Agricole, S.A, 144A	6.625%	12/23/64	BB+	4,186,250
3,650	ING Groep N.V	6.500%	10/16/65	Ba1	3,510,844
4,760	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	4,774,280
3,790	Standard Chartered PLC, 144A	6.500%	10/02/65	BBB–	3,740,139
25,425	Total Banks				25,312,612

	Capital Markets – 1.8%

9,915	Goldman Sachs Group Inc.	5.375%	11/10/65	Ba1	9,815,850

	Food Products – 0.2%

1,090	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,155,400

	Insurance – 1.6%

4,430	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	6,696,928
1,965	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,410,577
6,395	Total Insurance				9,107,505
$42,825	Total Corporate Bonds (cost $44,499,273)				45,391,367

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 87.4% (62.7% of Total Investments)

	Banks – 37.8%

975	Bank of America Corporation	8.125%	N/A (5)	BB+	$1,015,307
6,980	Bank of America Corporation	8.000%	N/A (5)	BB+	7,277,348
8,915	Bank of America Corporation	6.500%	N/A (5)	BB+	9,316,264
4,000	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	5,252,520
11,760	Barclays PLC	8.250%	N/A (5)	BB+	12,520,931
1,300	Citigroup Inc.	5.950%	N/A (5)	BB+	1,297,453
8,645	Citigroup Inc.	5.875%	N/A (5)	BB+	8,556,475
8,060	Citigroup Inc.	5.800%	N/A (5)	BB+	8,009,625

2	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

4,540	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	$4,460,550
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BBB–	4,938,529
1,050	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	1,077,429
2,340	General Electric Capital Corporation	6.250%	N/A (5)	Baa1	2,608,164
18,300	General Electric Capital Corporation	7.125%	N/A (5)	Baa1	21,502,500
4,351	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	6,570,010
4,005	HSBC Holdings PLC	6.375%	N/A (5)	BBB	3,966,993
2,400	HSBC Holdings PLC	6.375%	N/A (5)	BBB	2,370,000
3,945	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	Ba3	3,989,381
11,405	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	12,374,425
5,375	JPMorgan Chase & Company	7.900%	N/A (5)	BBB–	5,584,625
18,920	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	20,102,500
2,110	M&T Bank Corporation	6.450%	N/A (5)	Baa2	2,253,083
4,390	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	4,335,125
4,855	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	5,232,282
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	6,813,885
3,480	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	3,601,800
14,900	Societe Generale, 144A	7.875%	N/A (5)	BB+	14,946,637
2,695	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	2,718,581
14,652	Wells Fargo & Company	7.980%	N/A (5)	BBB	15,604,380
6,820	Wells Fargo & Company	5.875%	N/A (5)	BBB	7,213,514
6,017	Zions Bancorporation	7.200%	N/A (5)	BB–	6,483,318
	Total Banks				211,993,634

	Capital Markets – 6.1%

3,500	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	3,500,000
18,057	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	19,062,594
725	Deutsche Bank AG	7.500%	N/A (5)	BB+	690,563
3,100	Morgan Stanley	5.550%	N/A (5)	Ba1	3,096,125
2,105	State Street Corporation	5.250%	N/A (5)	Baa1	2,112,578
5,735	UBS Group AG, Reg S	7.125%	N/A (5)	BB+	5,978,967
	Total Capital Markets				34,440,827

	Consumer Finance – 2.4%

250	Ally Financial Inc., 144A	7.000%	N/A (5)	B	254,789
3,635	American Express Company	5.200%	N/A (5)	Baa2	3,635,000
2,000	American Express Company	4.900%	N/A (5)	Baa2	1,940,000
7,600	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	7,614,250
	Total Consumer Finance				13,444,039

	Diversified Financial Services – 10.1%

15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	16,686,156
2,185	Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (5)	B2	1,979,610
4,330	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	4,481,550
6,040	BNP Paribas, 144A	7.195%	N/A (5)	BBB	6,915,800
4,500	Depository Trust & Clearing Corporation, 144A, (3)	4.875%	N/A (5)	A+	4,522,500
16,188	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	20,133,203
1,697	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,718,213
	Total Diversified Financial Services				56,437,032

	Food Products – 1.6%

8,895	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	9,161,850

	Insurance – 24.6%

2,850	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	3,101,282
7,215	Aviva PLC, Reg S	8.250%	N/A (5)	BBB	7,884,768
1,265	AXA SA	8.600%	12/15/30	A3	1,732,266
7,930	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	6,799,975
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	2,960,100
2,500	CNP Assurances, Reg S	7.500%	N/A (5)	BBB+	2,737,335

Nuveen Investments	3

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

30,995	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	$22,626,350
2,424	Friends Life Group PLC, Reg S	7.875%	N/A (5)	A–	2,704,714
720	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BBB–	622,800
2,299	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,491,541
5,430	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	7,548,786
3,655	MetLife Inc.	5.250%	N/A (5)	BBB	3,689,266
7,703	Provident Financing Trust I	7.405%	3/15/38	Baa3	8,709,243
3,325	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,524,500
14,600	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	16,169,500
2,135	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,209,725
16,685	Sirius International Group Limited, 144A	7.506%	N/A (5)	BBB–	16,851,849
25,226	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	25,793,584
	Total Insurance				138,157,584

	Machinery – 0.2%

1,095	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	1,157,963

	Metals & Mining – 0.9%

5,200	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	5,323,500

	Real Estate Investment Trust – 3.5%

15,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	19,428,460

	U.S. Agency – 0.2%

752	Farm Credit Bank of Texas, 144A	10.000%	N/A (5)	Baa1	947,520
	Total $1,000 Par (or similar) Institutional Preferred (cost $481,693,225)				490,492,409
	Total Long-Term Investments (cost $754,111,565)				775,497,920

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.1% (0.8% of Total Investments)

	REPURCHASE AGREEMENTS – 1.1% (0.8% of Total Investments)

$6,457	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/15, repurchase price $6,456,622, collateralized by $6,640,000 U.S. Treasury Notes, 1.750%, due 9/30/22, value $6,590,200	0.000%	11/02/15		$6,456,622
	Total Short-Term Investments (cost $6,456,622)				6,456,622
	Total Investments (cost $760,568,187) – 139.3%				781,954,542
	Borrowings – (40.1)% (6), (7)				(225,000,000)
	Other Assets Less Liabilities – 0.8% (8)				4,249,417
	Net Assets Applicable to Common Shares – 100%				$561,203,959

Investments in Derivatives as of October 31, 2015

Interest Rate Swaps Outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$84,375,000	Receive	1-Month USA-LIBOR-ICE	1.735%	Monthly	12/01/15	12/01/20	$(2,565,603)
JPMorgan	84,375,000	Receive	1-Month USA-LIBOR-ICE	2.188	Monthly	12/01/15	12/01/22	(4,302,308)
	$168,750,000							$(6,867,911)

4	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$171,338,409	$68,275,735	$—	$239,614,144
Corporate Bonds	—	45,391,367	—	45,391,367
$1,000 Par (or similar) Institutional Preferred	—	490,492,409	—	490,492,409

Short-Term Investments:
Repurchase Agreements	—	6,456,622	—	6,456,622

Investments in Derivatives:
Interest Rate Swaps*	—	(6,867,911)	—	(6,867,911)
Total	$171,338,409	$603,748,222	$—	$775,086,631
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2015, the cost of investments (excluding investments in derivatives) was $759,793,865.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2015, were as follows:

Gross unrealized:
Appreciation	$26,760,260
Depreciation	(4,599,583)
Net unrealized appreciation (depreciation) of investments	$22,160,677

Nuveen Investments	5

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	October 31, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $505,609,308 have been pledged as collateral for borrowings.

(7)	Borrowings as a percentage of Total Investments is 28.8%.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities alson includes the value of options.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

6	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2015